Derivative financial instruments - Narrative (Details)	Dec. 31, 2025 hedge	Dec. 31, 2025	Dec. 31, 2025 japaneseYenPerPound	Dec. 31, 2025 $ / lb	Dec. 31, 2025 $ / lb	Dec. 31, 2025 SFr / lb	Dec. 31, 2024 hedge	Dec. 31, 2024	Dec. 31, 2024 japaneseYenPerPound	Dec. 31, 2024 $ / lb	Dec. 31, 2024 $ / lb	Dec. 31, 2024 SFr / lb
Derivatives designated as fair value hedges | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	2,194						2,212
Average foreign exchange rate of hedging instrument		3.33%						3.29%
Derivatives designated as fair value hedges | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	188						196
Average foreign exchange rate of hedging instrument		0.75%						0.59%
Cash flow hedges | Foreign exchange risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate of hedging instrument			162.69	1.26	1.97	1.12			142.93	1.26	1.94	1.12
Cash flow hedges | Foreign exchange risk | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	20						45
Cash flow hedges | Foreign exchange risk | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	11						11
Cash flow hedges | Foreign exchange risk | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	14						11
Cash flow hedges | Foreign exchange risk | CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	2						2